Interest and Finance Costs Net	12 Months Ended
Dec. 31, 2021
Interest and Finance Costs Net [Abstract]
Interest and Finance Costs Net

25.   INTEREST AND FINANCE COSTS, NET

	Years ended December 31,
	2021	2020
Interest income	$1,846	$1,217
Interest expense	(10,246)	(1,510)
Bank stand-by and commitment fees	(69)	(369)
Accretion expense	(3,799)	(751)
Loss on extinguishment of credit facility	(595)	-
	$(12,863)	$(1,413)